Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

10. Stockholders’ Equity (Deficit)

Common Stock Issuances

Issuances of common stock during 2012 were as follows:

During the three months ended March 31, 2012 the Company sold to private investors 216,667 shares of common stock at $0.27 per share for net proceeds of $65,000.

During the three months ended March 31, 2012 the Company sold to private investors 227,273 shares of common stock at $0.33 per share for net proceeds of $75,000.

During the three months ended March 31, 2012, the Company issued 9,441,443 shares of common stock as a result of the conversion of $3.7 million of notes payable.

During three months ended March 31, 2012, the Company issued 47,031 shares of common stock to settle accounts payable with a balance of $15,000.

Stock Purchase Warrants

Issuances of warrants during 2012 were as follows:

In January 2012, the Company issued warrants to purchase 56,250 shares of common stock at an exercise price of $0.40 per share in connection with the purchase of shares of the Company’s common stock.

In February 2012, the Company issued warrants to purchase 216,666 shares of common stock at an exercise price of $0.30 per share connection with the purchase of shares of the Company’s common stock.

In connection with the issuance of convertible notes payable to Toucan and an officer of the Company, the Company issued warrants to purchase 9,870,938 shares of common stock at an exercise price of $0.57 per share with an exercise period between three and five years.

(6)  Stockholders’ Equity (Deficit)

(a) Stock Purchase Warrants

Toucan Capital and Toucan Partners Warrants

The Company has issued the following warrants to Toucan Capital and Toucan Partners:

Date of Issue	Related transaction	Warrants Issued	Exercise Price	Warrants outstanding at December 31, 2011
Issued to Toucan Capital
June 2007	See Conversion Agreement in Note 2	14,150,732	$0.60	9,039,801
June 2007	See Conversion Agreement in Note 2	7,884,357	0.15	5,256,238

Issued to Toucan Partners
June 2007	See Conversion Agreement in Note 2	8,832,541	0.60	8,832,541
December 2008	December 2008 Loan warrants	132,500	0.40	132,500
September 2009	August and December 2008 Loan Conversions	513,841	0.41	513,841
September 2009	Consulting services	842,375	0.20	842,375
July 2009	Equity Investment ($650,000)	86,667	0.75	86,667
September 2010	October $900,000 loan	1,200,000	0.75	1,200,000
September 2011	Loan extension	909,000	0.75	909,000
December 2011	December $100,000 loan	250,000	0.40	250,000
	Total warrants outstanding to related parties			27,062,963

Other Warrant Issues

2010	Related transaction	Warrants Issued	Exercise Price	Warrants outstanding at December 31, 2011
May	SDS loan extension	500,000	$0.53	500,000
January	Consultant compensation (1)	100,000	0.75	100,000
April	Private Placement	233,333	0.75	176,996
July	Regen Med July 2010 $1,750,000 Loan	2,333,333	0.75	1,949,678
July	Consultant compensation (3)	300,000	0.75	300,000
October	Consultant compensation (4)	20,000	0.75	20,000
November	Consultant compensation (5)	75,833	0.75	75,833
December	December 16, 2010 $100,000 loan	133,333	0.75	133,333
December	December SDS loan warrants	118,165	0.75	118,165
October	October 1, 2010 $500,000 Loan	609,756	0.82	609,756
September	September 28, 2010 $350,000 Loan	421,687	0.83	421,687
February	Consultant compensation (2)	250,000	1.00	250,000
November	Warrant issued for cash	3,250,000	1.50	3,250,000
Total of warrants issued in 2010		8,345,440		7,905,448

2011	Related transaction	Warrants Issued	Exercise Price	Warrants outstanding at December 31, 2011
February	Regen Med November 2010 Loan	5,000	$0.15	5,000
March	Regen Med November 2010 Loan	4,800	0.15	4,800
September	Related party loan extension	135,897	0.39	135,897
May	Warrant coverage for 100,000 loan	11,574	0.43	11,574
September	Loan Extension for officers and related parties	339,000	0.50	339,000
May	Warrant issued in conjunction with Whitebox loans	5,264,059	0.57	877,194
June	Warrant issued in conjunction with Whitebox loans	4,473,684	0.57	4,473,684
November	Loan Extensions and note payable	1,495,299	0.57	1,495,299
December	Toucan Partners, $100,000 loan	250,000	0.40	250,000
February	Regen Med November 2010 Loans	37,500	0.60	37,500
March	Regen Med November 2010 Loans	36,000	0.60	36,000
June	Warrant Coverage of Loans	1,582,609	0.69	1,582,609
January	Consultant compensation (6)	250,000	0.72	250,000
June	Regen Med November 2010 Loan	10,417	0.72	10,417
January	$50,000, 100% warrant coverage	66,667	0.75	66,667
February	Regen Med November 2010 Loans	7,500	0.75	7,500
March	Regen Med November 2010 Loans	7,200	0.75	7,200
September	Officer and related party loan extensions	3,463,307	0.75	3,463,307
January	Private placement	468,750	0.80	468,750
Total of warrants issued in 2011		17,909,263		13,522,398

(1)	The fair value of the warrants amounting to $72,000 was recognized as general and administrative expense.

(2)	The fair value of the warrants amounting to $169,000 was recognized as general and administrative expense.

(3)	The fair value of the warrants amounting to $203,000 was recognized as general and administrative expense.

(4)	The fair value of the warrants amounting to $14,000 was recognized as general and administrative expense.

(5)	The fair value of the warrants amounting to $48,000 was recognized as general and administrative expense.

(6)	The fair value of the warrants amounting to $156,000 was recognized as general and administrative expense.

A summary of the warrants outstanding at December 31, 2011 is as follows:

Date of Issue	Warrants Outstanding as of December 31, 2011	Exercise Price	Expiration
June 1, 2007	7,618,807	$ 0.15	May 31, 2015
December 3, 2010	255,750	0.15	December 2, 2013
February 2011	5,000	0.15	February 7, 2014
March 2011	4,800	0.15	March 30, 2014
September 30, 2009	1,703,625	0.20	September 29, 2012
November 2008	151,429	0.35	November 6, 2013
September 2011	135,897	0.39	November 6, 2013
December 23, 2008	132,500	0.40	December 22, 2016
December 2011	250,000	0.40	December 2014
November 6, 2008	1,095,547	0.41	November 6, 2013
May 2011	11,574	0.43	May 2, 2014
September 2011	339,000	0.50	September 6, 2016
May 26, 2010	500,000	0.53	November 17, 2015
May 2011	877,194	0.57	May 31, 2016
June 2011	4,475,811	0.57	June 28, 2016
November 2011	1,495,299	0.57	November 10, 2014
June 1, 2007	20,991,497	0.60	May 31, 2015
December 3, 2010	1,918,275	0.60	December 2, 2013
February 2011	37,500	0.60	February 7, 2014
March 2011	36,000	0.60	March 30, 2014
September 28, 2009	1,743,111	0.63	September 27, 2012
June 2011	1,582,609	0.69	June 28, 2016
January 2011	250,000	0.72	January 14, 2015
June 2011	10,417	0.72	June 14, 2014
January 1, 2010	100,000	0.75	December 31, 2012
March 23, 2010 to May 26, 2010	233,329	0.75	May 25, 2013
July 2, 2010	86,667	0.75	July 1, 2013
July 7, 2010	300,000	0.75	July 6, 2013
July 14, 2010	1,934,978	0.75	July 13, 2015
October 13, 2010	80,000	0.75	October 12, 2013
November 23, 2010	75,833	0.75	November 22, 2015
December 3, 2010	383,655	0.75	December 3, 2013
December 13, 2010	133,333	0.75	December 12, 2015
December 29, 2010	118,165	0.75	December 28, 2015
January 2011	66,667	0.75	January 2, 2016
February 2011	7,500	0.75	February 7, 2014
March 2011	7,200	0.75	March 30, 2014
September 2011	3,463,307	0.75	September 6, 2016
November 29, 2010	36,875	0.80	November 23, 2013
January 2011	468,750	0.80	January 25, 2016
November 29, 2010	421,687	0.83	November 29, 2015
February 1, 2010	250,000	1.00	January 31, 2013
November 5, 2010	3,250,000	1.50	November 4, 2013
February 9, 2003	13,333	1.53	February 8, 2013
January 8, 2003	13,333	2.66	January 7, 2013
December 26, 2002	26,666	3.24	December 25, 2012
Total	57,092,920

(b) Common Stock Equivalents

The following common stock equivalents on an as-converted basis were excluded from the calculation of diluted net loss per share, as the effect would be antidilutive (in thousands):

	December 31,
	2010	2011
Common stock options	3,256	24,822
Common stock warrants	46,158	57,093
Common stock issuable on conversion of notes payable	18,606	24,883

(c) Common Stock Issuances

Issuances of common stock during 2011 and 2010 were as follows:

			Price Range	Gross Cash
Date	Transaction	# of Shares	per share	Proceeds
March 2010	Private Placement	1,451,667	0.75	$1,088,750
March 2010	Al Rajhi interest conversion (3)	1,138,603	0.75
May 2010	SDS Loan conversion (4)	5,300,000	0.20
June 2010	Private Placement	2,333,333	0.75	1,750,000
July 2010	Private Placement	866,667	0.75	650,000
July 2010	Toucan Partners consulting fees (1)(2)	8,466	0.20
September 2010	Private Placement	266,667	0.75	200,000
October 2010	Note conversion	58,971	0.77
December 2010	Stock issued in lieu of salaries (1)	704,752	0.73
December 2010	Consultant fees paid in stock (1)	1,559,071	0.77
December 2010	Loan conversion	353,187	0.46
December 2010	Private Placement	200,000	0.75	150,000
Total issued in 2010		14,241,384		$3,838,750
Jan 2011	Consultant fees paid in Stock (1)	536,408	0.68 – 0.75	$-
Jan 2011	Private Placement	200,000	0.75	150,000
Jan 2011	Loan Conversion	1,485,082	0.48 – 0.55
Feb 2011	Consultant fees paid in Stock (1)	191,667	0.71
Feb 2011	Loan Conversion	136,000	0.30 – 0.53
March 2011	Consultant fees paid in Stock (1)	441,667	0.34 – 0.69
March 2011	Payables Conversion	5,542,153	0.30 – 0.47
March 2011	Loan Conversion	139,404	0.28 – 0.30
April 2011	Loan Conversion	679,260	0.28 – 0.29
May 2011	Consultant fees paid in Stock (1)	269,959	0.41 – 0.44
May 2011	Private Placement	156,250	0.48	75,000
May 2011	Private Placement	104,166	0.43	60,791
May 2011	Private Placement	156,250	0.48	75,000
May 2011	Private Placement	133,333	0.75	100,000
June 2011	Consultant fees paid in Stock (1)	399,367	0.68 – 0.86
June 2011	Loan Conversion	2,559,480	0.28 – 1.00
June 2011	Private Placement	7,169,669	0.43 – 0.61	4,890,000
July 2011	Payable Conversion	666,667	0.75
July 2011	Loan Conversion	300,000	0.46
Aug 2011	Loan Conversion	750,000	0.34
Sept 2011	Loan Conversion	996,783	0.32 – 0.34
Sept 2011	Loan Conversion	980,000	0.20
Oct 2011	Private Placement	263,158	0.57	150,000
Oct 2011	Loan Conversion	5,072,497	0.26 – 0.32
Nov 2011	Payables Conversion(5)	46,000,000	0.20
Dec 2011	Loan Conversion	897,933	0.25 – 0.29
Total Issued in 2011		76,227,153		$5,500,791

(1)  Common stock valued at closing price at date of issue.

(2)  The value of the stock issued to Toucan Partners in excess of the carrying amount of the loans and accrued interest payable   amounted to $4,701,004, and together with the fair value of the warrants, of $916,716, was charged to loan conversion inducement expense in the accompanying consolidated statements of operations during 2009.

(3)  The fair value of the common stock issued in excess of the accrued interest payable converted into common stock amounted to $194,761 and was recorded in interest expense in the accompanying consolidated financial statements.

(4)  The value of the stock issued to SDS in excess of the carrying amount of the loan principal and accrued interest payable that was converted was $4,673,568. This amount was charged to loan conversion inducement expense in the accompanying consolidated statements of operations during 2010.

(5) The Company settled $9.2 million of outstanding accounts payable by issuing 46 million shares of common stock and recorded a charge to operations of $7.8 million, which was the aggregate difference between the market price and the conversion price.

(d) Employee 401(k) Plan

On August 19, 1999, the Company adopted a 401(k) Plan for certain eligible employees.  Under the plan, an eligible employee may elect to contribute to the plan.  In addition, the Company may elect to contribute matching contributions.  Effective March 1, 2006, the Company no longer matches employee contributions.

(e) Stockholder Rights Agreement

On March 6, 2002, the Company adopted a Stockholder Rights Agreement, under which each common stockholder received a dividend of one right per share of common stock held. Each right entitles the holder to purchase one share of common stock at a price equal to $19.25 per share, subject to certain anti-dilution provisions, and is exercisable only in the event that a third party acquires beneficial ownership of, or announces a tender or exchange offer for, at least 15% of the Company’s outstanding common stock and such acquisition or offer is determined by the Board of Directors to not be in the best interests of the stockholders. If the acquisition or offer were determined by the Board of Directors to be in the best interests of the stockholders, the rights may be redeemed by the Company for $0.0001 per right. The rights expired on February 25, 2012.  The Board of Directors and Mellon Investor Services LLC, its Rights Agent, on April 26, 2004, amended the Stockholder Rights Agreement. The definition of an “Acquiring Person” was amended to exclude Toucan Capital Fund II, L.P. and other investors selected by Toucan from the definition of “Acquiring Person” for those shares of the Company’s capital stock they acquire, or are deemed to beneficially own, in connection with the Recapitalization Agreement.